Earnings Per Share	3 Months Ended
Mar. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
Note 3 - Earnings Per Share

    We compute basic and diluted earnings per share ("EPS") in accordance with the two-class method. Net income attributable to Ensco used in our computations of basic and diluted EPS is adjusted to exclude net income allocated to non-vested shares granted to our employees and non-employee directors. Weighted-average shares outstanding used in our computation of diluted EPS includes the dilutive effect of share options using the treasury stock method and excludes non-vested shares.

    The following table is a reconciliation of net income attributable to Ensco shares used in our basic and diluted EPS computations for the quarters ended March 31, 2011 and 2010 (in millions):

	2011	2010

Net income attributable to Ensco	$64.6	$189.8
Net income allocated to non-vested share awards	(1.0)	(2.4)
Net income attributable to Ensco shares	$63.6	$187.4

    The following table is a reconciliation of the weighted-average shares used in our basic and diluted EPS computations for the quarters ended March 31, 2011 and 2010 (in millions):

	2011	2010

Weighted-average shares - basic	141.2	140.7
Potentially dilutive share options	.2	.1
Weighted-average shares - diluted	141.4	140.8

    Antidilutive share options totaling 400,000 and 1.0 million were excluded from the computation of diluted EPS for the quarters ended March 31, 2011 and 2010, respectively.